Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

5. PROPERTY, PLANT AND EQUIPMENT, NET

As of December 31, 2020 and 2021, property, plant and equipment consisted of the following:

	December 31, 2020	December 31, 2021

Electronic equipment	$821	$910
Office equipment and furniture	77	78
Leasehold improvement	110	85
	1,008	1,073
Less: accumulated depreciation	(757)	(831)
	$251	$242

For the years ended December 31, 2019, 2020 and 2021, depreciation expense amounted to $207, $156 and $82 respectively.